Summary of Significant Accounting Policies - Schedule of Carrying Amounts of Financial Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Statement Line Items [Line Items]
Trade payables	€ 1,621	€ 1,806
Financial liabilities, current	1,811	2,000
Other financial liabilities	20	29
Financial liabilities	€ 552
IFRS 9 as at 01/01/2018 [Member]
Statement Line Items [Line Items]
Trade payables		1,621
Financial liabilities, current		11,993
Other financial liabilities		29
Financial liabilities		€ 552
Trade Payables [Member]
Statement Line Items [Line Items]
Measurement category	Financial liabilities at amortized cost (other liabilities at amortized cost)
Remeasurement adjustment
Financial Liabilities [Member]
Statement Line Items [Line Items]
Measurement category	Financial liabilities at amortized cost (other liabilities at amortized cost)
Remeasurement adjustment
Other Financial Liabilities [Member]
Statement Line Items [Line Items]
Measurement category	Financial liabilities at amortized cost (other liabilities at amortized cost)
Remeasurement adjustment
Financial Liabilities Total [Member]
Statement Line Items [Line Items]
Measurement category	Fair value through profit or loss (financial liabilities at fair value through profit or loss)
Remeasurement adjustment